UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-330-8844
Signature, Place, and date of signing:

	James P. Record	Boston, MA	May 12, 2000

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		3

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$1,024,096,000


List of Other Included Managers:

	No.	13F File Number	Name

	01	28-6420		Soros Fund Management
	02	28-4528		Fleet Investment Advisors
	03	28-1190		Frank Russell Management

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
                                      FORM 13F INFORMATION TABLE
                       VALUE  SHARES/ SH/   PUT/INVSTMT  OTHER              VOTING AUTHORITY
NAME OF TITLECUSIP     (X$1000PRN AMT PRN   CALLDSCRETN  MANAGERS   SOLE    SHAREDNONE

AT&T    COM  001957109   22243  395000SH        SOLE                  395000
ASIAINFOCOM  04518A104    2329   38500SH        SOLE                   38500
CELESTICCOM  15101Q108   10612  200000SH        SOLE                  200000
CHARTERECOM  16133R106    2666   28291SH        SOLE                   28291
TELESP CCOM  87952L108   23922  422002SH        SOLE                  422002
DE RIGO COM  245334107      96   17500SH        SOLE                   17500
ELF EQUICOM  286269105   29409  338526SH        SOLE                  338526
EMBRATELCOM  29081N100  131538 5133178SH        DEFINED  02          4357314       775864
GT GROUPCOM  363259408     852   40840SH        SOLE                   38886         1954
GOLDMAN COM  38141G104   22760  216500SH        SOLE                  216500
GROUPO TCOM  40049J206   59175  870218SH        SOLE                  870218
GUCCI   COM  401566104  126973 1427666SH        DEFINED  02          1018195       409471
HELLENICCOM  423325307     938   64727SH        SOLE                   64727
ICICI   COM  44926P103    7571  336500SH        SOLE                  336500
INCO LTDCOM  453258402     423   23100SH        SOLE                                23100
JAZZTEL COM  47214R152    1006   12430SH        SOLE                   11172         1258
PHILIPS COM  500472204   48475  282964SH        SOLE                  282964
KOREA TECOM  50063P103  140767 3217526SH        DEFINED  02          2868953       348573
MORGAN SCOM  617446448   22674  278000SH        SOLE                  278000
NDS     COM  628891103    1313   18630SH        SOLE                   17566         1064
NOKIA   COM  654902204   28333  130415SH        SOLE                  122408         8007
NORTEL NCOM  656569100    9475   75200SH        SOLE                   75200
PARTNER COM  70211M109    4455  268000SH        SOLE                  241571        26429
PLACER DCOM  725906101     196   24200SH        SOLE                                24200
RIVERDEECOM  76870Q109    2016   50000SH        SOLE                   44840         5160
RYANAIR COM  783513104     284    6200SH        SOLE                    6200
SK TELECCOM  78440P108   73302 1879529SH        DEFINED  02          1485350       394179
724 SOLUCOM  81788Q100    2490   20000SH        SOLE                                20000
ST MICROCOM  861012102   14601   78000SH        SOLE                   78000
TELEBRASCOM  879287308   30171  201559SH        SOLE                  201559
TELEFONOCOM  879403780  189612 2830023SH        DEFINED  02          2402601       427422
TELEWESTCOM  87956P105    4998   59154SH        SOLE                   59154
EL SITO COM  G30177102    1189   55469SH        SOLE                   55469
FLAG TELCOM  G3529L102     281   12430SH        SOLE                   12430
OPENTV CCOM  G67543101    2894   24450SH        SOLE                   22002         2448
ASM LITHCOM  N07059111    4057   36300SH        SOLE                   36300